Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Weibo Interactive
Acquisitions
Schedule of allocation of consideration on the acquisition date based on fair value of assets acquired and liabilities assumed

As of acquisition date
(In thousands)
Cash consideration for the remaining 45% equity interest	$4,635
Fair value of previously held 55% equity interest	5,445

Total consideration	10,080

Tangible assets	98
Identifiable intangible assets acquired	3,560
Liabilities assumed	(1,095)
Goodwill	7,517

Total consideration	$10,080

All Sure
Acquisitions
Schedule of allocation of consideration on the acquisition date based on fair value of assets acquired and liabilities assumed

As of acquisition date
(In thousands)
Consideration	$14,631
Fair value of previously held 35% equity interest	20,703
Non-controlling interests	1,678
Total consideration	37,012

Tangible assets	7,438
Identifiable intangible assets acquired	7,200
Liabilities assumed	(2,293)
Goodwill	24,667

Total consideration	$37,012

Schedule of unaudited pro forma combined and consolidated financial information
	For the Year Ended
	December 31, 2012	December 31, 2013
	Unaudited
	(In thousands)

Net revenues	$534,758	$666,973
Net income	$21,200	$27,605

Weiyue
Acquisitions
Schedule of allocation of consideration on the acquisition date based on fair value of assets acquired and liabilities assumed

As of acquisition date
(In thousands)
Consideration	$8,252
Fair value of previously held 35% equity interest	4,648
Non-controlling interests	5,856
Total consideration	18,756

Tangible assets	940
Identifiable intangible assets acquired	3,631
Liabilities assumed	(341)
Goodwill	14,526

Total consideration	$18,756